Summary of material accounting policies - Narrative (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of voluntary change in accounting policy [line items]
Funds held for clients	$ 506,780	$ 488,727
Cash and cash equivalents
Disclosure of voluntary change in accounting policy [line items]
Funds held for clients	$ 233,584	$ 269,792